INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventories Tables
Inventories	Inventories consist of the following:
	September 30,	December 31,
	2013	2011
Finished Goods	$248,612	$256,714
Inventories consist of the following:
	December 31,	December 31,
	2012	2011
Finished Goods	$256,714	$515,014